Dividends (Tables)	12 Months Ended
Sep. 30, 2024
Dividends
Schedule of dividends not recognised at year end

	Consolidated			Parent Entity
$m	2024	2023	2022	2024	2023
Dividends not recognised at year end
Since year end the Directors have proposed the following dividends:
Final dividend 76 cents per share (2023: 72 cents, 2022: 64 cents) all fully franked at 30%	2,615	2,527	2,241	2,615	2,527
Total dividends not recognised at year end	2,615	2,527	2,241	2,615	2,527